FINANCIAL INSTRUMENTS (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets:
Current portion of investment	¥ 101,064	¥ 100,820
Trade accounts receivable	860,202	1,158,764
Liabilities:
Trade accounts payable	323,898	505,498
Carrying Amount
Assets:
Cash and cash equivalents	1,378,444	1,195,142
Current portion of investment	101,064	100,820
Trade accounts receivable	860,202	1,158,764
Liabilities:
Trade accounts payable	323,898	505,498
Long-term debt:
Bank borrowings	712,600	622,500
Fair Value
Assets:
Cash and cash equivalents	1,378,444	1,195,142
Current portion of investment	101,064	100,820
Trade accounts receivable	860,202	1,158,764
Liabilities:
Trade accounts payable	323,898	505,498
Long-term debt:
Bank borrowings	¥ 713,612	¥ 624,493